Note 16 - Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Oct. 31, 2014	Jul. 08, 2009	Oct. 17, 2014	Jul. 14, 2008	Jan. 21, 2011	Sep. 20, 2013
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Notional Amount (in Dollars)	30.0
Interest Rate Swap [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	4
Interest Rate Swap [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held	3
First Two Contracts [Member] | Interest Rate Swap [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Notional Amount (in Dollars)			25.0
Last Three Contracts [Member] | Interest Rate Swap [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Notional Amount (in Dollars)				10.0
Interest Rate Swap One [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Fixed Interest Rate					3.99%
Fixed Rate Till November 28, 2016 [Member] | Forward Step Up Swap [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Fixed Interest Rate	0.50%
Fixed Rate from November 28, 2016 to November 28, 2017 [Member] | Forward Step Up Swap [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Fixed Interest Rate	0.95%
Fixed Rate from November 29, 2017 to May 28, 2019 [Member] | Forward Step Up Swap [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Fixed Interest Rate	3.55%
Interest Rate Swap One [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Inception Date	Jul. 14, 2008
Interest Rate Swap Two [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Inception Date	Jul. 08, 2009
Derivative, Fixed Interest Rate			2.88%
Interest Rate Swap Three [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Inception Date	Jan. 21, 2011
Derivative, Fixed Interest Rate						2.29%
Interest Rate Swap Four [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Inception Date	Sep. 20, 2013
Derivative, Fixed Interest Rate							1.29%
Interest Rate Swap Five [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Inception Date	Oct. 17, 2014
Interest Rate Swap [Member] | Eurobank [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held			2	3
Interest Rate Swap [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Number of Instruments Held						4
Forward Step Up Swap [Member]
Note 16 - Derivative Financial Instruments (Details) [Line Items]
Derivative, Inception Date		Nov. 28, 2015
Derivative, Notional Amount (in Dollars)		$ 10.0